As filed with the SEC on February 29, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02273

TRANSAMERICA INCOME SHARES, INC.
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida	33716
(Address of principal executive offices)	(Zip code)

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant's telephone number, including area code:	(727) 299-1800

Date of fiscal year end:	March 31

Date of reporting period:	October 1, 2007 – December 31, 2007

Item 1. Schedule of Investments.

The unaudited Schedule of Investments of Registrant as of December 31, 2007 are attached.

TRANSAMERICA

INCOME SHARES, INC.

Quarterly Report December 31, 2007

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At December 31, 2007

(all amounts except share amounts in thousands)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (6.2%)
U.S. Government Obligation (6.2%)
U.S. Treasury Note
3.00%, due 11/30/2009	$1,500	$1,502
4.13%, due 08/31/2012 ^	2,855	2,939
4.25%, due 11/15/2013 – 11/15/2017 ^	1,015	1,045
4.75%, due 08/15/2017 ^	299	316
4.88%, due 06/30/2012	2,455	2,604
Total U.S. Government Obligations (cost $8,129)		8,406

U.S. GOVERNMENT AGENCY OBLIGATIONS (1.5%)
U.S. Government Agency Obligation
Freddie Mac
4.25%, due 10/15/2026	2,000	1,982
Total U.S. Government Agency
Obligations (cost $1,960)		1,982

MORTGAGE-BACKED SECURITIES (4.9%)
American Tower Trust
Series 2007-1A, Class C-144A
5.62%, due 04/15/2037 *	1,305	1,229
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2007-CD4, Class J-144A
5.88%, due 12/11/2049 * Ž	1,550	1,019
SBA CMBS Trust
Series 2006-1A, Class D-144A
5.85%, due 11/15/2036	1,212	1,176
Wachovia Bank Commercial Mortgage
Trust
Series 2006-C28, Class H-144A
6.16%, due 10/15/2048	1,240	1,058
Crown Castle Towers LLC
5.47%, due 11/15/2036	1,700	1,655
SBA CMBS Trust-144A
6.17%, due 11/15/2036	540	516
Total Mortgage-Backed Securities (cost $7,291)		6,653

CORPORATE DEBT SECURITIES (84.0%)
Aerospace & Defense (3.0%)
Boeing Co. (The)
8.75%, due 08/15/2021	2,000	2,656
Embraer Overseas, Ltd.
6.38%, due 01/24/2017	1,525	1,447
Air Freight & Logistics (0.9%)
FedEx Corp.
9.65%, due 06/15/2012	1,000	1,172
Airlines (3.0%)
Continental Airlines, Inc.
6.90%, due 04/19/2022	2,000	1,800
Delta Air Lines, Inc. -144A
6.82%, due 08/10/2022	980	934
United Airlines, Inc.
6.64%, due 07/02/2022	1,425	1,338
Automobiles (0.1%)
General Motors Corp.
7.13%, due 07/15/2013 ^	150	130
Beverages (1.1%)
Brown-Forman Corp.
5.20%, due 04/01/2012	1,400	1,432
Building Products (0.9%)
CRH America, Inc.
5.30%, due 10/15/2013	770	754
Goodman Global Holdings, Inc.
7.88%, due 12/15/2012	400	412
Capital Markets (2.0%)
Ameriprise Financial, Inc.
7.52%, due 06/01/2066 * 1	1,005	1,001
JP Morgan Chase Capital XVIII
6.95%, due 08/17/2036	700	665
Lazard Group
7.13%, due 05/15/2015	1,000	1,017
Chemicals (0.8%)
Mosaic Co. (The) -144A
7.63%, due 12/01/2016	400	432
Nalco Co.
7.75%, due 11/15/2011	600	608
Commercial Banks (5.8%)
HBOS PLC -144A
6.66%, due 05/21/2037 * Ž, 1	750	621
HSBC Capital Funding LP -144A
10.18%, due 06/30/2030 Ž, 1	1,500	1,894
ICICI Bank, Ltd. -144A
6.63%, due 10/03/2012	1,245	1,234
Lloyds TSB Group PLC -144A
6.27%, due 11/14/2016 * Ž	803	728
Rabobank Capital Funding II -144A
5.26%, due 12/31/2013 * Ž	1,175	1,095
Shinsei Finance Cayman, Ltd. -144A
6.42%, due 07/20/2016 Ž, 1	700	594
Wachovia Capital Trust III
5.80%, due 03/15/2011 Ž, 1	796	711
ZFS Finance USA Trust II -144A
6.45%, due 12/15/2065 1	1,030	960
Commercial Services & Supplies (0.2%)
FTI Consulting, Inc.
7.75%, due 10/01/2016	300	312
Construction Materials (1.3%)
Lafarge SA
7.13%, due 07/15/2036	1,300	1,263
Texas Industries, Inc.
7.25%, due 07/15/2013	500	490

1

	Principal	Value
Consumer Finance (0.4%)
Cardtronics, Inc.
9.25%, due 08/15/2013	$525	$512
Containers & Packaging (0.2%)
Graham Packaging Co., Inc.
9.88%, due 10/15/2014 ^	325	299
Diversified Financial Services (6.8%)
Galaxy Entertainment Finance Co., Ltd. -144A
9.88%, due 12/15/2012	500	527
Glencore Funding LLC -144A
6.00%, due 04/15/2014	1,500	1,509
ILFC E-Capital Trust II -144A
6.25%, due 12/21/2065 1	1,000	956
Mizuho JGB Investment LLC -144A
9.87%, due 06/30/2008 * Ž, 1	2,800	2,826
MUFG Capital Finance 1, Ltd.
6.35%, due 07/25/2016 * Ž, 1	750	710
Pemex Finance, Ltd.
9.03%, due 02/15/2011	2,535	2,681
Diversified Telecommunication Services (1.0%)
Verizon Global Funding Corp.
7.75%, due 12/01/2030	1,100	1,290
Electric Utilities (2.7%)
Dominion Resources, Inc.
5.69 due 05/15/2008 2	1,900	1,904
Sempra Energy
7.95%, due 03/01/2010	1,400	1,496
Texas Competitive Electric Holdings Co. LLC -144A
10.25%, due 11/01/2015	275	272
Energy Equipment & Services (0.5%)
Ocean RIG Norway As -144A
8.38%, due 07/01/2013	650	691
Food & Staples Retailing (0.9%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	1,200	1,185
Food Products (1.3%)
ConAgra Foods, Inc.
9.75%, due 03/01/2021	235	312
Michael Foods, Inc.
8.00%, due 11/15/2013	1,500	1,485
Gas Utilities (1.5%)
Intergas Finance BV -144A
6.38%, due 05/14/2017	260	234
Southern Union Co.
6.15%, due 08/16/2008	1,800	1,806
Health Care Equipment & Supplies (0.1%)
Bausch & Lomb, Inc. -144A
9.88%, due 11/01/2015	100	102
Hotels, Restaurants & Leisure (6.7%)
Caesars Entertainment, Inc.
7.00%, due 04/15/2013	1,500	1,716
Harrah’s Operating Co., Inc.
5.50%, due 07/01/2010	1,000	930
Las Vegas Sands Corp.
6.38%, due 02/15/2015	800	752
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	2,000	2,085
Starbucks Corp.
6.25%, due 08/15/2017	1,235	1,282
Starwood Hotels & Resorts Worldwide,
7.88%, due 05/01/2012	1,500	1,594
Wyndham Worldwide Corp.
6.00%, due 12/01/2016	675	640
Independent Power Producers & Energy Traders (2.7%)
AES Corp. (The) -144A
8.00%, due 10/15/2017	650	665
AES Gener SA
7.50%, due 03/25/2014	1,500	1,583
Empresa Nacional de Electricidad
SA/Chile Class B
8.50%, due 04/01/2009	1,300	1,359
Industrial Conglomerates (0.5%)
Susser Holdings LLC
10.63%, due 12/15/2013	704	729
Insurance (3.0%)
MetLife, Inc.
6.40%, due 12/15/2036	1,395	1,279
Oil Insurance, Ltd. -144A
7.56%, due 06/30/2011 * Ž, 1	1,500	1,528
Reinsurance Group of America, Inc.
6.75%, due 12/15/2065 * 1	1,400	1,258
IT Services (1.2%)
ACE Cash Express, Inc. -144A
10.25%, due 10/01/2014	250	241
Aramark Corp.
8.50%, due 02/01/2015	700	709
Western Union Co. (The)
5.93%, due 10/01/2016	685	684
Machinery (3.0%)
Cummins, Inc.
5.65%, due 03/01/2098	2,000	1,590
Polypore, Inc.
8.75%, due 05/15/2012	450	440
Titan International, Inc.
8.00%, due 01/15/2012	600	579
Tyco Electronics Group SA -144A
6.55%, due 10/01/2017	1,334	1,372
Media (9.0%)
Clear Channel Communications
8.00%, due 11/01/2008	1,415	1,463
Echostar DBS Corp.
7.13%, due 02/01/2016	250	255

2

	Principal	Value
Historic Tw, Inc.
9.13%, due 01/15/2013	$3,500	$3,976
McGraw-Hill Cos., Inc.
5.38%, due 11/15/2012	1,095	1,115
News America Holdings, Inc.
9.25%, due 02/01/2013	2,985	3,489
Omnicom Group, Inc.
5.90%, due 04/15/2016	1,035	1,050
RH Donnelley Corp. -144A
8.88%, due 10/15/2017	800	740
Metals & Mining (1.3%)
Freeport-McMoRan Copper & Gold, Inc.
8.38%, due 04/01/2017	125	134
Pna Group, Inc.
10.75%, due 09/01/2016	375	352
Vale Overseas, Ltd.
6.25%, due 01/23/2017	1,250	1,254
Multiline Retail (1.0%)
Neiman-Marcus Group, Inc.
9.00%, due 10/15/2015	1,275	1,315
Oil, Gas & Consumable Fuels (7.4%)
Burlington Resources, Inc.
9.88%, due 06/15/2010	480	538
Chesapeake Energy Corp.
6.88%, due 01/15/2016	1,500	1,485
Dynegy Holdings, Inc. -144A
7.75%, due 06/01/2019	750	692
Enterprise Products Operating, LP
8.38%, due 08/01/2066 * 1	600	614
Gazprom International SA -144A
7.20%, due 02/01/2020	544	551
Kinder Morgan Energy Partners, LP
7.75%, due 03/15/2032	1,500	1,676
Markwest Energy Partners, LP /
8.50%, due 07/15/2016	200	201
Opti Canada, Inc. -144A
8.25%, due 12/15/2014	1,000	990
PetroHawk Energy Corp.
9.13%, due 07/15/2013	1,000	1,053
Sabine Pass Lng, LP
7.50%, due 11/30/2016	850	812
Teppco Partners, LP
7.00%, due 06/01/2067 * 1	1,500	1,370
Paper & Forest Products (1.6%)
Celulosa Arauco y Constitucion SA
8.63%, due 08/15/2010	2,000	2,183
Real Estate Investment Trusts (3.6%)
Healthcare Realty Trust, Inc.
8.13%, due 05/01/2011	1,350	1,474
Hospitality Properties Trust
6.30%, due 06/15/2016	1,968	1,929
Host Hotels & Resorts, LP
7.13%, due 11/01/2013	1,500	1,511
Road & Rail (5.0%)
CSX Corp.
6.75%, due 03/15/2011	1,500	1,574
Erac USA Finance Co. -144A
6.80%, due 02/15/2008	2,100	2,103
Hertz Corp. (The)
10.50%, due 01/01/2016	1,000	1,035
Kansas City Southern de Mexico SA de
7.63%, due 12/01/2013	820	809
Norfolk Southern Corp.
6.20%, due 04/15/2009	1,145	1,169
Specialty Retail (0.9%)
Claire’s Stores, Inc. -144A
10.50%, due 06/01/2017 ^	350	187
Petro Stopping Centers, LP / Petro
9.00%, due 02/15/2012	1,000	1,045
Thrifts & Mortgage Finance (0.6%)
Sovereign Capital Trust VI
7.91%, due 06/13/2036	875	846
Tobacco (0.3%)
Alliance One International, Inc.
11.00%, due 05/15/2012	450	470
Wireless Telecommunication Services (1.7%)
American Tower Corp. -144A
7.00%, due 10/15/2017	750	754
New Cingular Wireless Services, Inc.
8.13%, due 05/01/2012	1,400	1,556
Total Corporate Debt Securities (cost $113,505)		113,282

	Shares	Value
PREFERRED STOCKS (1.8%)
Diversified Telecommunication Services (0.7%)
Centaur Funding Corp. -144A	852	987
Real Estate Investment Trusts (0.6%)
Tanger Factory Outlet Centers	33,334	733
Thrifts & Mortgage Finance (0.5%)
IndyMac Bank Fsb -144A	59,200	640

Total Preferred Stocks (cost $3,007)		2,360

Total Securities Lending Collateral (cost $5,070) £		5,070

Total Investment Securities (cost $138,962) #		$137,753

3

NOTES TO SCHEDULE OF INVESTMENTS:

^	At December 31, 2007, all or a portion of this security is on loan. The value at December 31, 2007, of all securities on loan is $4,967.
*	Floating or variable rate note. Rate is listed as of December 31, 2007.
1	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of December 31, 2007.
2	Step Bond. Interest rate may increase or decrease as the credit rating changes.
Ž	The security has a perpetual maturity. The date shown is the next call date.
#

Aggregate cost for federal income tax purposes is $140,038. Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $2,285. Net unrealized depreciation for tax purposes is $2,285.

£	Securities Lending Collateral is comprised of the following:

Reserve Primary Money Market fund, 4.95%	$2,070
Morgan Stanley & Co (Corp. Repo.),
Repurchase Agreement, 4.95% 1/2/2008	$3,000

$5,070

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities aggregated $33,712 or 24.99% of net assets of the fund

4

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer evaluated the registrant’s controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), are appropriately designed to ensure that information required to be disclosed by the registrant in the reports that it files on Form N-Q(a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)         The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Income Shares, Inc.
(Registrant)

By:	/s/ John K. Carter
Chief Executive Officer
Date: February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
Chief Executive Officer
Date:	February 29, 2008

By:	/s/ Joseph P. Carusone
Principal Financial Officer
Date:	February 29, 2008